Equity - Schedule of Issuances and Repurchases of Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	312,531,248	309,261,842
Number of shares issued in public offering		3,132,970
Conversions (in shares)	0	0
Vested awards (in shares)	342,351	136,436
Ending balance (in shares)	312,873,599	312,531,248
Issued	700,092,000	136,826,000
Class A common stock
Reconciliation of number of shares outstanding [abstract]
Issued	115,660
Class B common stock
Reconciliation of number of shares outstanding [abstract]
Issued	226,691
Non voting shares [member] | Class A common stock
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	266,490,063	257,479,140
Number of shares issued in public offering		3,132,970
Conversions (in shares)	27,292,415	5,741,517
Vested awards (in shares)	342,351	136,436
Ending balance (in shares)	294,124,829	266,490,063
Voting shares [member] | Class B common stock
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	46,041,185	51,782,702
Number of shares issued in public offering		0
Conversions (in shares)	(27,292,415)	(5,741,517)
Vested awards (in shares)	0	0
Ending balance (in shares)	18,748,770	46,041,185